Earnings Per Share - Schedule of Basic and Diluted Net Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income	$ 6,301	$ 4,558	$ 2,811
Net income attributable to ordinary shareholders of the Company for computing basic net loss/earnings per share	6,301	4,558	2,811
Net income attributable to ordinary shareholders of the Company for computing diluted net loss/earnings per share	$ 6,301	$ 4,558	$ 2,811
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic net loss/earnings per share (in Shares)	378,546,843	376,344,425	371,726,318
Weighted average number of ordinary shares outstanding used in calculating diluted net loss/earnings per share (in Shares)	378,546,843	376,344,425	371,726,318
Basic net earnings per ordinary share (in Dollars per share)	$ 0.02	$ 0.01	$ 0.01
Diluted net earnings per ordinary share (in Dollars per share)	$ 0.02	$ 0.01	$ 0.01